UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            May 16, 2011
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          26
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Form 13F Information Table Value Total:     427,222
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM               01890A108    4,815      450,030    SH            SOLE       N/A         450,030
-----------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V          NY REG SHS        N07059186    40,693     914,450    SH            SOLE       N/A         914,450
-----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      *W EXP 01/16/2019 060505146    10,802     1,408,400  SH            SOLE       N/A         1,408,400
-----------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP           COM               132618109    1,362      713,088    SH            SOLE       N/A         713,088
-----------------------------------------------------------------------------------------------------------------------------
CON-WAY INC               COM               205944101    30,082     765,644    SH            SOLE       N/A         765,644
-----------------------------------------------------------------------------------------------------------------------------
CONNS INC                 COM               208242107    112        25,000     SH            SOLE       N/A         25,000
-----------------------------------------------------------------------------------------------------------------------------
CORINTHIAN COLLEGES INC   COM               218868907    6,630      1,500,100       CALL     SOLE       N/A         1,500,100
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 SPONSORED ADR     29358Q109    35,834     619,534    SH            SOLE       N/A         619,534
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 COM               29358Q909    8,676      150,000         CALL     SOLE       N/A         150,000
-----------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC    COM               398905109    27,395     640,065    SH            SOLE       N/A         640,065
-----------------------------------------------------------------------------------------------------------------------------
FAIRPOINT COMMUN. INC.    COM               305560302    749        44,400     SH            SOLE       N/A         44,400
-----------------------------------------------------------------------------------------------------------------------------
HERITAGE FINL GROUP INC   COM               42726X102    6,874      540,000    SH            SOLE       N/A         540,000
-----------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC          COM               43689E107    11,721     765,060    SH            SOLE       N/A         765,060
-----------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD   COM               43710G105    17,870     1,516,963  SH            SOLE       N/A         1,516,963
-----------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP LA NEW   COM               43708L108    799        61,000     SH            SOLE       N/A         61,000
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO       *W EXP 10/28/2018 46634E114    4,464      266,011    SH            SOLE       N/A         266,011
-----------------------------------------------------------------------------------------------------------------------------
KAISER FED FINL GROUP INC COM               483056107    5,043      410,000    SH            SOLE       N/A         410,000
-----------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO            COM               532457908    21,102     600,000         CALL     SOLE       N/A         600,000
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT        H5833N103    47,206     1,034,775  SH            SOLE       N/A         1,034,775
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT        H5833N903    4,480      98,200          CALL     SOLE       N/A         98,200
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM               717081103    39,281     1,934,048  SH            SOLE       N/A         1,934,048
-----------------------------------------------------------------------------------------------------------------------------
REGIONS FINL. CORP NEW    COM               7591EP100    32,806     4,518,706  SH            SOLE       N/A         4,518,706
-----------------------------------------------------------------------------------------------------------------------------
SANOFI AVENTIS            SPONSORED ADR     80105N105    35,842     1,017,663  SH            SOLE       N/A         1,017,663
-----------------------------------------------------------------------------------------------------------------------------
SP BANCORP INC            COM               78468K106    487        43,077     SH            SOLE       N/A         43,077
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW      *W EXP 10/28/2018 949746119    31,961     2,828,405  SH            SOLE       N/A         2,828,405
-----------------------------------------------------------------------------------------------------------------------------
WOLVERINE BANCORP INC     COM               977880103    136        9,401      SH            SOLE       N/A         9,401
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